Accrued liabilities and provisions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	$ 9,918,288	$ 7,754,012	$ 6,537,449
Increase in abandonment costs	2,307,453	2,188,928	1,062,280
Additions (reversals)	412,609	262,253	307,646
Uses	(429,950)	(515,288)	(396,992)
Financial cost	258,464	226,806	186,518
Effect of loss of control in subordinates (Note 28)	(43,991)
Adjustment at fair value for business combinations	31,137
Foreign currency translation	43,143	(3,950)	63,225
Transfers	(69,423)	5,527	(6,114)
Balance End Period	12,427,730	9,918,288	7,754,012
Current	1,221,109	789,297	814,409
Non-current	11,206,621	9,128,991	6,939,603
Asset retirement obligation [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	8,835,420	6,719,275	5,527,324
Increase in abandonment costs	2,307,453	2,188,928	1,062,280
Additions (reversals)	143,320	112,486	71,015
Uses	(291,793)	(410,191)	(182,130)
Financial cost	258,464	226,803	186,518
Effect of loss of control in subordinates (Note 28)	(23,874)
Adjustment at fair value for business combinations	31,137
Foreign currency translation	37,239	(5,240)	54,610
Transfers	(58,041)	3,359	(342)
Balance End Period	11,239,325	8,835,420	6,719,275
Current	949,638	589,411	549,678
Non-current	10,289,687	8,246,009	6,169,597
Litigation [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	137,429	127,945	182,966
Increase in abandonment costs	0	0	0
Additions (reversals)	32,108	58,913	61,851
Uses	(31,709)	(45,342)	(114,647)
Financial cost	0	0	0
Effect of loss of control in subordinates (Note 28)	(20,117)
Foreign currency translation	428	79	(2,368)
Transfers		(4,166)	143
Balance End Period	118,139	137,429	127,945
Current	46,844	28,662	88,623
Non-current	71,295	108,767	39,322
Environmental contingencies provision [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	945,439	906,792	827,159
Increase in abandonment costs	0	0	0
Additions (reversals)	237,181	90,854	174,780
Uses	(106,448)	(59,755)	(100,215)
Financial cost	0	3	0
Effect of loss of control in subordinates (Note 28)	0
Adjustment at fair value for business combinations	0
Foreign currency translation	5,476	1,211	10,983
Transfers	(11,382)	6,334	(5,915)
Balance End Period	1,070,266	945,439	906,792
Current	224,627	171,224	176,108
Non-current	$ 845,639	$ 774,215	$ 730,684